Condensed Consolidated Statements of Cash Flows - additional details	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Condensed Consolidated Statements of Cash Flows - additional details	Condensed Consolidated Statement of Cash Flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statement of Cash Flows.
7.1     Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2024	2023

Property, plant & equipment	191	182
Right-of-use assets	40	40
Intangible assets	376	377
Financial assets	—	5
Other non-current assets	(1)	(1)
Total	606	603
7.2     Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2024	2023

(Increase) in inventories	(71)	(198)
(Increase) in trade receivables	(116)	(138)
Increase in trade payables	72	36
Net change in other operating assets	(3)	(44)
Net change in other operating liabilities	(198)	(76)
Total	(316)	(420)